UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2017

Date of reporting period: July 31, 2017

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE SMALL CAP OPPORTUNITIES FUND
July 31, 2017 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.2%‡
	Shares	Value
CONSUMER DISCRETIONARY — 7.8%
Entravision Communications, Cl A	211,823	$1,376,849
Ethan Allen Interiors	45,180	1,448,019
HealthStream*	110,108	2,600,751
Horizon Global*	131,254	1,829,681
Kirkland’s*	233,652	2,184,646
Movado Group	109,583	2,695,742

		12,135,688

ENERGY — 4.8%
Natural Gas Services Group*	90,790	2,265,210
Panhandle Oil and Gas, Cl A	114,646	2,522,212
RPC	134,125	2,777,729

		7,565,151

FINANCIAL SERVICES — 26.9%
Banner	46,840	2,705,947
Bryn Mawr Bank	57,917	2,458,577
Columbia Banking System	54,300	2,163,312
CU Bancorp*	32,329	1,192,940
Enterprise Financial Services	87,898	3,476,366
Financial Institutions	74,778	2,198,473
First Connecticut Bancorp	27,740	710,144
Flushing Financial	62,971	1,796,562
Heritage Financial	103,885	2,825,672
National Commerce*	68,302	2,738,910
OceanFirst Financial	95,561	2,587,792
Pacific Continental	60,308	1,531,823
PacWest Bancorp	50,484	2,424,242
Pinnacle Financial Partners	33,253	2,124,867
Renasant	74,649	3,164,371
Sterling Bancorp	109,678	2,533,562
Sun Bancorp	81,537	1,985,426
United Financial Bancorp	25,884	468,242
WSFS Financial	63,327	2,859,214

		41,946,442

HEALTH CARE — 14.6%
Aceto	96,706	1,632,397
AtriCure*	35,900	869,857
Cambrex*	49,649	3,028,589
Cardiome Pharma*	370,481	1,559,725
Cross Country Healthcare*	270,096	3,176,329
Invacare	271,885	4,255,000
Natus Medical*	40,082	1,410,887
Supernus Pharmaceuticals*	113,393	4,586,747
US Physical Therapy	35,013	2,209,320

		22,728,851

COMMON STOCK — continued
	Shares	Value
MATERIALS & PROCESSING — 3.4%
Insteel Industries	70,711	$1,861,114
NN	87,632	2,427,406
Northwest Pipe*	72,400	1,093,964

		5,382,484

PRODUCER DURABLES — 27.7%
Altra Industrial Motion	57,861	2,577,708
AZZ	45,939	2,329,107
CECO Environmental	190,965	1,844,722
CRA International	88,741	3,444,038
Exponent	29,888	1,948,698
Federal Signal	166,389	3,078,196
GP Strategies*	126,687	3,629,582
Hurco	75,405	2,484,595
Kadant	29,344	2,290,299
Knight Transportation	67,050	2,390,333
Lydall*	44,698	2,212,551
Marten Transport	129,661	2,068,093
Multi-Color	26,385	2,123,993
Old Dominion Freight Line	22,664	2,173,704
On Assignment*	57,656	2,839,558
SP Plus*	65,972	2,157,284
Sterling Construction*	275,542	3,521,427

		43,113,888

TECHNOLOGY — 11.0%
CalAmp*	175,662	3,355,144
GTT Communications*	78,067	2,384,947
Ichor Holdings*	85,520	1,965,250
Inphi*	56,432	2,166,989
NeoPhotonics*	189,365	1,528,175
Novanta*	124,378	4,589,548
PDF Solutions*	69,600	1,117,080

		17,107,133

Total Common Stock (Cost $113,581,617)		149,979,637

SHORT-TERM INVESTMENT — 3.8%
BlackRock Liquidity Funds T-Fund Portfolio, 0.890% (A) (Cost $5,925,118)	5,925,118	5,925,118

Total Investments — 100.0% (Cost $119,506,735)†		$155,904,755

Percentages are based on Net Assets of $155,853,298.
*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of July 31, 2017.
†	At July 31, 2017, the tax basis cost of the Fund’s investments was $119,506,735, and the unrealized appreciation and depreciation were $41,291,083 and $(4,893,063) respectively.
‡	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
Cl	Class

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE SMALL CAP OPPORTUNITIES FUND
July 31, 2017 (UNAUDITED)

As of July 31, 2017, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended July 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities. During the period ended July 31, 2017, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

ACP-QH-001-1300

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2017

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: September 27, 2017